Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Cash	￦	266	871
Other demand deposits		1,117,499	1,291,058
Short-term deposits classified as cash equivalents		527,235	432,263
Short-term investments classified as cash equivalents		165,129	305,392

	￦	1,810,129	2,029,584